Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2015
Supplemental cash flow information
Schedule of Cash Flow, Supplemental Disclosures

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Cash paid during the fiscal year for:
Income taxes	¥25,879	¥12,613	¥22,290
Interest	395	1,636	1,463
Non-cash investing and financing activities:
Capital lease obligations	206	499	70
Conversion of convertible bond	—	—	74,344
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	3,270	4,279	5,175
—Change in treasury stock	16,710	20,655	11,960